Note 10 - Related Party Transactions - 10Q (Details) (USD $)	0 Months Ended					0 Months Ended												0 Months Ended		1 Months Ended	0 Months Ended				1 Months Ended						1 Months Ended
	May 31, 2012	Jan. 12, 2012	Nov. 04, 2013 Subsequent Event [Member] Due 30 Days After Initial Payment [Member] November Letter Agreement [Member] PositiveID [Member]	Nov. 04, 2013 Subsequent Event [Member] Due 60 Days After Initial Payment [Member] November Letter Agreement [Member] PositiveID [Member]	Nov. 04, 2013 Subsequent Event [Member] Total Due After Initial Payment [Member] November Letter Agreement [Member] PositiveID [Member]	Oct. 10, 2013 Subsequent Event [Member] To Be Issued As Soon As Possible Thereafter [Member] Private Placement [Member] July Letter Agreement [Member] PositiveID [Member]	Oct. 10, 2013 Subsequent Event [Member] Private Placement [Member] July Letter Agreement [Member] PositiveID [Member]	Nov. 04, 2013 Subsequent Event [Member] November Letter Agreement [Member] PositiveID [Member] Defualt Interest Rate [Member]	Nov. 04, 2013 Subsequent Event [Member] November Letter Agreement [Member] PositiveID [Member]	Jul. 08, 2013 Subsequent Event [Member] July Letter Agreement [Member] PositiveID [Member]	Jul. 08, 2013 Subsequent Event [Member] PositiveID [Member] Notes Payable, Other Payables [Member]	Oct. 29, 2013 Subsequent Event [Member] Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Oct. 11, 2013 Subsequent Event [Member] Chief Executive Officer [Member] Notes Payable, Other Payables [Member]	Oct. 29, 2013 Subsequent Event [Member] Chief Executive Officer [Member]	Oct. 11, 2013 Subsequent Event [Member] Chief Executive Officer [Member]	Nov. 13, 2013 Subsequent Event [Member]	Nov. 04, 2013 Subsequent Event [Member]	Sep. 02, 2012 Shared Services Agreement [Member] PositiveID [Member]	Jun. 02, 2012 Shared Services Agreement [Member] PositiveID [Member]	Jun. 25, 2012 Shared Services Agreement [Member] PositiveID [Member]	Jan. 12, 2012 Shared Services Agreement [Member] PositiveID [Member]	Nov. 04, 2013 November Letter Agreement [Member] PositiveID [Member]	Sep. 30, 2013 Shared Services And Working Capital [Member] PositiveID [Member]	Dec. 31, 2012 Shared Services And Working Capital [Member] PositiveID [Member]	Jun. 30, 2013 Equity Investment [Member] Veriteq Acquisition Corporation [Member]	Apr. 30, 2012 Shares Issued [Member] Blue Moon [Member]	Apr. 30, 2012 Cash Value of Stock Issuance [Member] Blue Moon [Member]	Jul. 08, 2013 PositiveID [Member] Notes Payable, Other Payables [Member]	Sep. 30, 2013 PositiveID [Member]	Apr. 22, 2013 PositiveID [Member]	Jun. 30, 2013 Veriteq Acquisition Corporation [Member]	Apr. 30, 2012 Blue Moon [Member] R&R Consulting Partners, LLC [Member]
Note 10 - Related Party Transactions - 10Q (Details) [Line Items]
Debt Instrument, Periodic Payment, Principal		$ 30,000																$ 5,000	$ 12,000		$ 30,000
Required Financing Proceeds Required For Payment Activation		500,000																			500,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	436,201																			2,300,000
Debt Conversion, Converted Instrument, Amount	200,000																			200,000
Due from Related Parties, Current																														60,000
Debt Instrument, Face Amount											200,000																	200,000
Minimum Capital Raise Proceeds Required To Activate Payment										3,000,000							3,000,000
Due to Related Parties, Current			50,000	100,000	100,000				100,000	290,000
Related Party Transaction, Rate								10.00%
Minimum Level Of Royalty Payments										800,000							800,000
Notes Payable, Related Parties										228,000				30,000	80,000														228,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																2,422,222						300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									2.84
Stock Issued During Period, Shares, New Issues (in Shares)						135,793	16,666
Due to Related Parties																							200,000	138,000
Related Party Transaction, Amounts of Transaction																									$ 25,000		$ 80,000
Conversion of Stock, Shares Issued (in Shares)																															19,084
Debt Instrument, Interest Rate, Stated Percentage												5.00%	5.00%
Related Party Transaction, Shares (in Shares)																										218,094
Equity Method Investment, Ownership Percentage																																50.00%